Contractual Commitments - Additional Expenditures and Expected Year of Payment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Contractual Commitments [Line Items]
2014	$ 568,249
2015	517,200
2016	473,801
2017	379,556
2018	249,997
2019 and thereafter	526,661
Total contractual commitments	2,715,464
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
2014	405,066
2015	445,013
2016	413,079
2017	337,509
2018	214,099
2019 and thereafter	253,176
Total contractual commitments	2,067,942
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
2014	37,834
2015	28,880
2016	26,730
2017	25,089
2018	20,899
2019 and thereafter	124,445
Total contractual commitments	263,877
Operating Leases [Member]
Contractual Commitments [Line Items]
2014	8,968
2015	14,698
2016	14,870
2017	13,688
2018	13,287
2019 and thereafter	148,158
Total contractual commitments	213,669
Sublease Rental Income [Member]
Contractual Commitments [Line Items]
2014	(418)
2015	(369)
2016	(299)
2017	(14)
2018	(20)
2019 and thereafter	(210)
Total contractual commitments	(1,330)
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
2014	116,799
2015	28,978
2016	19,421
2017	3,284
2018	1,732
2019 and thereafter	1,092
Total contractual commitments	$ 171,306